Commitments and contingencies (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Operating Leases, Rent Expense, Net	$ 334,798	$ 288,740	$ 231,044